Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Supplemental Cash Flow Information
Trade accounts receivable	$ 7,757	$ (641)	$ 3,407	$ (2,396)
Other accounts receivable	(5,460)	(3,449)	(928)	(2,373)
Prepaid expenses and other	91	2,654	(459)	6,822
Accounts payable	(2,014)	(6,180)	(4,359)	(5,028)
Accrued liabilities	5,126	(3,692)	3,400	(14,865)
Income taxes payable	423	(2,535)	(260)	(1,370)
Operating leases	(78)	(118)	(168)	(177)
Deferred revenue	(2,048)	6,861	3,695	5,321
Changes in operating assets and liabilities	$ 3,797	$ (7,100)	$ 4,328	$ (14,066)